Share capital and Contributed Surplus - Disclosure of issued common shares (Details) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 09, 2022 CAD ($)	Dec. 09, 2022 USD ($)	Jul. 21, 2023 shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Beginning Balance (in shares) | shares				561,673	77,319	69,951
Outstanding amount, beginning of the period				$ 33,379,110	$ 19,496,640	$ 17,215,068
Less: share offering costs for the year				$ (935,778)	$ (3,152,794)	$ (33,880)
Ending Balance (in shares) | shares				1,579,174	561,673	77,319
Outstanding amount, end of the period				$ 37,822,725	$ 33,379,110	$ 19,496,640
Issued for U.S. IPO and Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	322,639	0
Amount				$ 0	$ 13,675,120	$ 0
Less: share offering costs for the year	$ (4,400,000)	$ (3.2)
Issued in private placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares			154,219	0	154,219	2,285
Amount				$ 0	$ 3,050,316	$ 272,000
Issued for debt settlements [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				4,670	5,614	14
Amount				$ 97,615	$ 233,485	$ 19,000
Issued for U.S. public offerings [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				835,000	0	0
Amount				$ 3,608,154	$ 0	$ 0
Issued for conversion of share units [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	1,413	834
Amount				$ 0	$ 529,504	$ 874,840
Issued for exercise of warrants [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				177,831	357	1,900
Amount				$ 1,771,239	$ 60,000	$ 277,098
Issued for exercise of stock options [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	112	0
Amount				$ 0	$ 5,836	$ 0
Issued for bonus shares relating to borrowings [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	0	1,852
Amount				$ 0	$ 0	$ 411,692
Issued for acquisition [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	0	396
Amount				$ 0	$ 0	$ 377,503
Issued for conversion of contingent shares [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	0	87
Amount				$ 0	$ 0	$ 83,319
Share offering costs [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares				0	0	0
Less: share offering costs for the year				$ (1,033,393)	$ (3,671,791)	$ (33,880)